Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Schedule of Deferred Tax Assets and Liabilities
(USD millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2018	137	1 287	1 090	3 786	97	1 983	8 380

Gross deferred tax liabilities at January 1, 2018	– 613	– 2 985	– 254	– 455	– 9	– 1 003	– 5 319

Net deferred tax balance at January 1, 2018	– 476	– 1 698	836	3 331	88	980	3 061

At January 1, 2018	– 476	– 1 698	836	3 331	88	980	3 061

Net deferred tax balance related to disposal group held for sale	1	1		– 6	– 1	– 1	– 6

Credited/(charged) to income	31	378	4	– 86	– 113	368	582

Charged to equity						– 17	– 17

Charged to other comprehensive income			69			8	77

Impact of business combinations		– 2 874			298	83	– 2 493

Other movements	13	42	6	9	1	– 51	20

Net deferred tax balance at December 31, 2018	– 431	– 4 151	915	3 248	273	1 370	1 224

Gross deferred tax assets at December 31, 2018 without disposal group	191	1 233	1 188	3 722	273	2 175	8 782

Gross deferred tax liabilities at December 31, 2018 without disposal group	– 622	– 5 384	– 273	– 474		– 805	– 7 558

Net deferred tax balance at December 31, 2018 without disposal group	– 431	– 4 151	915	3 248	273	1 370	1 224

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction the balance amounts to:							83

Deferred tax assets at December 31, 2018							8 699

Deferred tax liabilities at December 31, 2018							– 7 475

Net deferred tax balance at December 31, 2018							1 224

Gross deferred tax assets at January 1, 2017	224	1 331	1 839	4 160	146	2 597	10 297

Gross deferred tax liabilities at January 1, 2017	– 629	– 4 019	– 358	– 511		– 1 403	– 6 920

Net deferred tax balance at January 1, 2017	– 405	– 2 688	1 481	3 649	146	1 194	3 377

At January 1, 2017	– 405	– 2 688	1 481	3 649	146	1 194	3 377

Credited/(charged) to income	– 30	1 279	– 90	– 304	– 49	– 46	760

Charged to equity						– 101	– 101

Charged to other comprehensive income			– 592			– 69	– 661

Impact of business combinations		– 322			5		– 317

Other movements	– 41	33	37	– 14	– 14	2	3

Net deferred tax balance at December 31, 2017	– 476	– 1 698	836	3 331	88	980	3 061

Gross deferred tax assets at December 31, 2017	137	1 287	1 090	3 786	97	1 983	8 380

Gross deferred tax liabilities at December 31, 2017	– 613	– 2 985	– 254	– 455	– 9	– 1 003	– 5 319

Net deferred tax balance at December 31, 2017	– 476	– 1 698	836	3 331	88	980	3 061

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction the balance amounts to:							151

Deferred tax assets at December 31, 2017							8 229

Deferred tax liabilities at December 31, 2017							– 5 168

Net deferred tax balance at December 31, 2017							3 061

Deferred tax assets/liabilities, expected to have impact on current taxes payable
(USD billions)	2018	2017

Expected to have an impact on current tax payable after more than 12 months
– Deferred tax assets	3.9	3.5

– Deferred tax liabilities	6.7	4.4

Unremitted earnings retained by consolidated entities for reinvestment
(USD billions)	2018	2017

Unremitted earnings that have been retained by consolidated entities for reinvestment	73	66

Temporary differences on which no deferred tax has been provided as they are permanent in nature related to:
(USD billions)	2018	2017

Investments in subsidiaries	3	3

Goodwill from acquisitions	– 33	– 29

Temporary differences on which no deferred tax assets have been provided
(USD millions)	Not capitalized	Capitalized	2018 total

One year	23	4	27

Two years	14	0	14

Three years	27	12	39

Four years	65	5	70

Five years	345	36	381

More than five years	522	2 288	2 810

Total	996	2 345	3 341

(USD millions)	Not capitalized	Capitalized	2017 total

One year	37	3	40

Two years	64	4	68

Three years	87	5	92

Four years	26	25	51

Five years	67	16	83

More than five years	654	1 671	2 325

Total	935	1 724	2 659

Gross value of tax-loss carry-forwards
(USD millions)	2018	2017	2016

Tax losses carried forward that expired	8	1	19

US Corporate tax rate, impact on the revaluation of deferred assets and liabilities and current income tax liabilities
(USD millions)	Income statement	Equity	Total

Deferred tax asset and liability revaluation

Items previously recognized in consolidated income statement	– 24		– 24

Items previously recognized in other comprehensive income [1]		– 254	– 254

Items previously recognized in retained earnings [2]		– 71	– 71

Total revaluation of deferred tax assets and liabilities	– 24	– 325	– 349

Total revaluation of current tax payables	– 37		– 37

Total revaluation of deferred tax assets and liabilities and current income tax liabilities	– 61	– 325	– 386

[1] Related to post-employment benefits and available for sale financial investments
[2] Related to equity based compensation plans